Description of Business and Basis of Presentation (Details) - USD ($)							12 Months Ended
		Nov. 15, 2024	Jan. 26, 2024	Nov. 08, 2023	Sep. 20, 2023	Jul. 25, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 05, 2024	May 31, 2024	Jan. 24, 2024	Jul. 31, 2022	Jan. 31, 2018	Nov. 30, 2017
Description of Business and Basis of Presentation [Line Items]
Incorporated date							Jul. 25, 2022
Authorized share capital (in Dollars)												$ 50,000
Ordinary shares, par value (in Dollars per share)	[1]						$ 0.000375	$ 0.000375
Number of authorized ordinary shares	[1]						136,000,000	136,000,000
Issued share capital (in Dollars)	[1]						$ 1,410	$ 1,178
Purchase of shares adjusted to shares split				3
Ordinary share dividend				8
Initial public offering (in Dollars)			$ 1,400,000
Public offering price of per share (in Dollars per share)			$ 5
Gross proceeds (in Dollars)			$ 7,000,000
JLVN are JLHK [Member]
Description of Business and Basis of Presentation [Line Items]
Shareholders shares holding percentage										51.00%
J-Long Trims Pte. Ltd [Member]
Description of Business and Basis of Presentation [Line Items]
Shareholders shares holding percentage										49.00%
Cayman Islands [Member]
Description of Business and Basis of Presentation [Line Items]
Authorized shares												500,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.0001
Ordinary Shares [Member]
Description of Business and Basis of Presentation [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.000375					$ 0.000375				$ 0.0000375
Number of authorized ordinary shares		3,140,000					50,000,000
Issued share capital (in Dollars)		$ 1,178
Ordinary Shares [Member] | Cayman Islands [Member]
Description of Business and Basis of Presentation [Line Items]
Ordinary shares, par value (in Dollars per share)												$ 0.0001
Number of authorized ordinary shares							50,000,000
Maximum [Member]
Description of Business and Basis of Presentation [Line Items]
Own shares					60.30%								83.00%
Allotted and issued to the controlling shares						10,124,999
Reverse stock split		1-for-10
Maximum [Member] | Ordinary Shares [Member]
Description of Business and Basis of Presentation [Line Items]
Number of authorized ordinary shares							31,400,000
Minimum [Member]
Description of Business and Basis of Presentation [Line Items]
Own shares					10.00%
Allotted and issued to the controlling shares						1,125,000
Reverse stock split		On November 15, 2024, our shareholders approved a share consolidation (reverse stock split) of the Company at a ratio ranging from 1-for-1.5 to 1-for-10 ordinary shares, as a result of which the Company’s authorized share capital was changed to US$51,000 divided into136,000,000 Ordinary Shares with a par value of US$0.000375 each.
Minimum [Member] | Ordinary Shares [Member]
Description of Business and Basis of Presentation [Line Items]
Number of authorized ordinary shares							3,140,000
Reverse Stock Split [Member]
Description of Business and Basis of Presentation [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.000375							$ 0.000375
Authorized share capital (in Dollars)		$ 51,000
Number of authorized ordinary shares		136,000,000
Number of shares issued and outstanding									10
Reverse Stock Split [Member] | Maximum [Member]
Description of Business and Basis of Presentation [Line Items]
Number of authorized ordinary shares									31,400,000
Reverse Stock Split [Member] | Minimum [Member]
Description of Business and Basis of Presentation [Line Items]
Number of authorized ordinary shares									3,140,000
IPO [Member]
Description of Business and Basis of Presentation [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0000375
Purchase of shares adjusted to shares split					1,485,000
J-Long Trims Vietnam Co., LTD (“JLVN”) [Member]
Description of Business and Basis of Presentation [Line Items]
Owned subsidiary							51.00%
Sun Choice [Member]
Description of Business and Basis of Presentation [Line Items]
Own shares													17.00%
Ownership of transferred shares													100.00%
Sun Choice [Member] | Maximum [Member]
Description of Business and Basis of Presentation [Line Items]
Own shares														91.50%
Sun Choice [Member] | Minimum [Member]
Description of Business and Basis of Presentation [Line Items]
Own shares														8.50%

[1]	Retroactively adjusted for the effects of the Reverse Stock Split (see Note 1).